CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended				6 Months Ended		11 Months Ended	12 Months Ended
	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2022
Formation and operating costs	$ 241,054		$ 744,495		$ 547,356	$ 1,304,680	$ 421,397	$ 5,103,731
Franchise tax expense	44,400		50,000		91,881	100,000	164,008	205,560
Loss from operation costs	(285,454)		(794,495)		(639,237)	(1,404,680)	(585,405)	(5,309,291)
Other income (expense):
Interest earned on securities held in Trust Account							1,876
Dividends, realized and unrealized gain in Trust Account	343,002		149,350		670,401	192,403	19,097	1,371,689
Change in fair value of warrant liabilities			1,595,082			4,357,722	6,325,281	4,489,110
Net income (loss) before provision for income taxes	57,548		949,937		31,164	3,145,445	5,135,790	551,508
Provision for income taxes	(62,706)				(122,304)			(214,850)
Net income (loss)	(5,158)	$ (85,983)	949,937	$ 2,195,508	(91,140)	3,145,445	$ 5,135,790	$ 336,658
Diluted net income (loss) per common stock							$ 0.44	$ 0.03
Class A Common Stock Subject to Redemption
Other income (expense):
Net income (loss)	$ (1,861)		$ 730,219		$ (32,885)	$ 2,417,911	$ 3,671,658	$ 240,532
Weighted average shares outstanding, basic	2,731,544		11,500,000		2,731,544	11,500,000	8,264,526	8,667,969
Weighted average shares outstanding, diluted	2,731,544		11,500,000		2,731,544	11,500,000	8,264,526	8,667,969
Basic net income (loss) per common stock	$ 0.00		$ 0.06		$ (0.01)	$ 0.21	$ 0.44	$ 0.03
Diluted net income (loss) per common stock	$ 0.00		$ 0.06		$ (0.01)	$ 0.21	$ 0.44	$ 0.03
Class A and Class B non-redeemable common stock
Other income (expense):
Net income (loss)	$ (3,297)		$ 219,718		$ (58,255)	$ 727,534	$ 1,464,132	$ 96,126
Weighted average shares outstanding, basic	4,838,792		3,460,275		4,838,792	3,460,275	3,295,610	3,464,052
Weighted average shares outstanding, diluted	4,838,792		3,460,275		4,838,792	3,460,275	3,295,610	3,464,052
Basic net income (loss) per common stock	$ 0.00		$ 0.06		$ (0.01)	$ 0.21	$ 0.44	$ 0.03
Diluted net income (loss) per common stock	$ 0.00		$ 0.06		$ (0.01)	$ 0.21	$ 0.44	$ 0.03